Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share-based Compensation Expenses
The share-based compensation expense includ
e
d in the determination of net earnings was:

Years ended December 31,	2021	2020	2019
Equity settled share-based payments	$1,783	$1,725	$2,735
Deferred share units	3,053	(1,830)	(720)
Phantom share entitlement plan	102	(54)	(449)
Performance share units	3,470	667	2,754
Restricted share units	2,751	755	2,199
Cash performance target	1,778	553	1,230

Share-based compensation expense	$12,937	$1,816	$7,749

Summary of Equity-Settled Share-Based Payments

	2021		2020
Years ended December 31,	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning of period	4,057,142	$12.78	3,565,521	$14.67
Granted	654,847	7.85	839,478	5.51
Forfeited	(24,267)	9.25	(121,547)	15.20
Expired	(231,278)	20.75	(226,310)	14.33

Options outstanding, end of period	4,456,444	$11.66	4,057,142	$12.78

Options exercisable, end of period	2,445,230	$13.62	1,810,577	$14.73

1	No options were exercised for the years ended December 31, 2021 and 2020.

Summary of Weighted Average Assumptions Used in Determination of Fair Values
The weighted average assumptions used in determinations of fair values are noted below:

Years ended December 31,	2021	2020
Expected life (years)	5.26	5.34
Expected volatility 1	44.4%	43.6%
Dividend yield	1.0%	1.4%
Risk-free rate	1.1%	0.5%
Estimated forfeiture rate	3.9%	3.6%

1	Expected volatility is based on the historical volatility of Enerflex over a five-year period, consistent with the expected life of the option.

Summary of Options Outstanding and Exercisable
The following table summarizes options outstanding and exercisable at December 31, 2021:

	Options Outstanding			Options Exercisable
Range of exercise prices	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price
$5.51 – $9.77	1,477,950	6.06	$6.53	167,895	5.62	$5.51
$9.78 – $14.75	1,677,399	2.61	12.85	1,194,130	1.79	12.65
$14.76 – $16.12	1,301,095	1.86	15.95	1,083,205	1.56	15.94

Total	4,456,444	3.53	$11.66	2,445,230	1.95	$13.62

Deferred share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of DSUs	Weighted average grant date fair value per unit
DSUs outstanding, January 1, 2021	1,147,182	$11.01
Granted	247,317	8.33
In lieu of dividends	11,671	8.15

DSUs outstanding, December 31, 2021	1,406,170	$10.51

The carrying amount of the liability relating to DSUs at December 31, 2021 included in other long-term liabilities was $10.8 million (December 31, 2020 – $7.5 million).

Phantom Share Entitlement Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of PSEs	Weighted average grant date fair value per unit
PSEs outstanding, January 1, 2021	198,205	$12.69
Granted	24,715	7.85

PSEs outstanding, December 31, 2021	222,920	$12.15

The carrying amount of the liability relating to the PSEs as at December 31, 2021 included in current liabilities was $0.2 million (December 31, 2020 – $0.1 million) and in other long-term liabilities was $0.1 million (December 31, 2020 – less than $0.1 million).

Performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of PSUs	Weighted average grant date fair value per unit
PSUs outstanding, January 1, 2021	982,835	$9.35
Granted	419,195	7.85
In lieu of dividends	10,423	8.18
Vested	(104,037)	7.36

PSUs outstanding, December 31, 2021	1,308,416	$9.02

The carrying amount of the liability relating to PSUs at December 31, 2021 included in current liabilities was $2.0 million
(December 31, 2020 –
$0.6
million) and in other long-term liabilities was
$2.6 million (December 31, 2020 – $1.5 million).

Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Share Units

	Number of RSUs	Weighted average grant date fair value per unit
RSUs outstanding, January 1, 2021	782,517	$7.52
Granted	472,819	7.85
In lieu of dividends	8,021	8.15
Vested	(292,205)	7.79
Forfeited	(74,678)	7.37

RSUs outstanding, December 31, 2021	896,474	$7.62

The carrying amount of the liability included in current liabilities relating to RSUs at December 31, 2021 was $1.3 million (December 31, 2020 – $0.9 million
).